Business Acquisition - Summary of Results of Operations Attributable to Acquisitions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ZMN Education
Business Acquisition [Line Items]
Net revenues			¥ 39,867
Net income (loss)			(59,169)
Beijing GEDU
Business Acquisition [Line Items]
Net revenues			197,853
Net income (loss)			(74,370)
Other 2017 Acquirees
Business Acquisition [Line Items]
Net revenues			114,601
Net income (loss)			¥ (13,096)
Shandong Zengyu
Business Acquisition [Line Items]
Net revenues		¥ 8,074
Net income (loss)		(1,362)
Other 2018 Acquirees
Business Acquisition [Line Items]
Net revenues		4,495
Net income (loss)		¥ (27)
Beijing Xiaoze
Business Acquisition [Line Items]
Net revenues	¥ 116,355
Net income (loss)	11,300
Xi'an Intest
Business Acquisition [Line Items]
Net revenues	61,194
Net income (loss)	(1,740)
Dalian Keyuan
Business Acquisition [Line Items]
Net revenues	11,697
Net income (loss)	758
Other 2019 Acquirees
Business Acquisition [Line Items]
Net revenues	174,149
Net income (loss)	¥ 33,460